Commitments and Contingencies - Additional Information (Detail) MMBTU in Millions		1 Months Ended			12 Months Ended
	May 01, 2015 USD ($)	Jan. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2014 Violation	Dec. 31, 2015 USD ($) MMBTU Settlement T $ / MMBTU	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2002 Subsidiary	Dec. 31, 2012 USD ($)
Commitments And Contingencies [Line Items]
Expenses incurred in operating lease agreements					$ 9,845,000	$ 7,002,000	$ 5,898,000
Working interest in natural gas properties					12.00%
Natural gas purchase commitments | MMBTU					5.1
Month purchase commitment period ends natural gas					2016-12
Natural gas purchase commitments weighted average cost, per unit | $ / MMBTU					2.91
Natural gas purchase commitments weighted average cost, amount					$ 14,900,000
Natural gas purchase commitments weighted average market value per unit | $ / MMBTU					2.47
Natural gas purchase commitments weighted average market value, amount					$ 12,700,000
Outstanding letters of credit					2,800,000
Customer advances and deposits					2,100,000
Estimated share of the annual operating costs of pipeline, minimum					100,000
Estimated share of the annual operating costs of pipeline, maximum					$ 150,000
Operating agreement					The initial term of the operating agreement is through December 2053.
Indemnify the sureties for payments					$ 12,400,000
Payments under employment and severance agreements					8,900,000
Accrued liabilities for environmental matters					439,000
Penalty related to discharge water permit									$ 100,000
Estimated litigation liability					$ 0
Percentage of payment of investigation costs agreed by Hallowell Facility					50.00%
Insurance coverage of general liability and auto liability risks					$ 100,000,000
Product liability deductible per claim					$ 250,000
Confidential settlement agreement with family groups | Settlement					3
Liability reserve					$ 0
Pre-litigation demand amount	$ 18,000,000
Global Industrial Inc [Member]
Commitments And Contingencies [Line Items]
Claimed amount payable by Global for certain work			$ 18,000,000
Estimated amount paid to Global of disputed amount			6,000,000
Global Industrial Inc [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Claimed amount payable by Global for certain work		$ 3,600,000
Adjusted Estimated Claim Amount		5,000,000
Liability amount		$ 0
Orica International [Member] | Ammonium Nitrate Supply Agreement [Member]
Commitments And Contingencies [Line Items]
Notice of termination					Required notice of termination of one year
Ammonium nitrate supply agreement maturity date					Apr. 09, 2015
Orica International [Member] | Ammonium Nitrate Supply Agreement [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Purchase agreement quantity with Orica International | T					240,000
Cherokee Facility [Member]
Commitments And Contingencies [Line Items]
Accrued liabilities for environmental matters					$ 100,000
Number of alleged violations | Violation				11
Environmental loss contingencies civil penalty					$ 26,000
Hallowell Facility [Member]
Commitments And Contingencies [Line Items]
Number of subsidiaries that sold their operating assets | Subsidiary								2
EL Dorado Ammonia L.L.C [Member] | Global Industrial Inc [Member]
Commitments And Contingencies [Line Items]
Estimated amount paid to Global of disputed amount			$ 3,500,000
Gathering Agreement [Member]
Commitments And Contingencies [Line Items]
Agreement description					Contractually agreed to deliver a minimum daily quantity of natural gas to a certain gathering and pipeline system through December 2026 to ensure capacity availability on that system. This gathering agreement effectively requires a daily minimum demand charge.
Agreement term					December 2026
Pryor Chemical Company [Member]
Commitments And Contingencies [Line Items]
Required period for notice of termination					3 months
Koch Nitrogen [Member]
Commitments And Contingencies [Line Items]
Required period for notice of termination					6 months
Covestro Agreement [Member]
Commitments And Contingencies [Line Items]
Operating agreement maturity period					2021-06
Ammonia Supply Agreement [Member]
Commitments And Contingencies [Line Items]
Supply commitment, description					the ammonia that (a) will be produced at the El Dorado Facility and (b) that is in excess of El Dorado’s needs.
Supply commitment, period					3 years
Notice of termination					notice of termination at least nine months prior to the end of term
Demand Charge [Member] | Gathering Agreement [Member]
Commitments And Contingencies [Line Items]
Annual minimum demand charges, Year One					$ 1,800,000
Annual minimum demand charges, Year Two					1,800,000
Annual minimum demand charges, Year Three					1,800,000
Annual minimum demand charges, Year Four					1,800,000
Annual minimum demand charges, Year Five					1,800,000
Annual minimum demand charges, Thereafter					3,900,000
Annual minimum demand charges, Total obligation					$ 12,900,000